OTHER NON-CURRENT ASSETS - Additional information (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Apr. 30, 2019 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Sep. 30, 2021	Apr. 08, 2020
Additional information
Interest income		¥ 8,971	$ 1,408	¥ 9,501	¥ 5,379
Dongyuan
Additional information
Annual interest rate of loan agreements		5.00%	5.00%	5.00%
Outstanding principal		¥ 49,600
Interest receivable		3,807
Allowance upon deposit loans and interest receivable		0		¥ 0
Ten Tutoring Centers controlled by Beijing Xinganxian
Additional information
Long-term receivables		13,723		13,723
Interest income				¥ 1,925	¥ 958
Hebi School
Additional information
Long-term Deposit		40,000
Hebi Ambow Ruiheng Education Technology Co., Ltd. ("Ruiheng") [Member]
Additional information
Ownership (as a percent)	51.00%					70.63%	51.00%
Long-term Deposit	¥ 40,000	40,000
Interest on security deposit, percentage	10
Interest On Security Deposit, Value		¥ 9,602